Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2011
Fair Value of Assets and Liabilities Related to Derivative Financial Instruments

(in millions)	Balance Sheets Line Item	June 30, 2011	June 30, 2010
Assets:
Derivatives designated as hedging instruments:
Pay-floating interest rate swaps	Prepaid expenses and other	$32.4	$23.4
Foreign currency contracts	Prepaid expenses and other	0.8	3.9
Commodity contracts	Prepaid expenses and other	2.5	0.0

Total assets		$35.7	$27.3

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Deferred income taxes and other liabilities	$2.9	$1.1
Derivatives not designated as hedging instruments:
Commodity contracts	Other accrued liabilities	0.7	0.0

Total liabilities		$3.6	$1.1

Gain/(Loss) Recognized in Earnings for Interest Rate Swaps Designated as Fair Value Hedges

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-floating interest rate swaps	Interest expense, net	$36.2	$47.3	$21.6
Fixed-rate debt	Interest expense, net	(36.2)	(47.3)	(21.6)

Gain/(Loss) Recognized in OCI for Derivative Instruments Designated as Cash Flow Hedges

	June 30,
(in millions)	2011	2010
Foreign currency contracts	$(1.8)	$2.6
Commodity contracts	2.5	0.0

Gain/(Loss) Reclassified from Accumulated OCI into Earnings for Derivative Instruments Designated as Cash Flow Hedges

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-fixed interest rate swaps	Interest expense, net	$0.0	$(2.1)	$(7.6)
Foreign currency contracts	Revenue	0.3	0.0	0.0
Foreign currency contracts	Cost of products sold	(2.7)	(10.5)	10.9
Foreign currency contracts	SG&A expenses	3.1	1.4	(4.0)
Commodity contracts	SG&A expenses	1.6	0.2	(0.6)

Summary of Gain/(Loss) Recognized in Earnings for Economic (Non-Designated) Derivative Instruments

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Foreign currency contracts	Other income/expense, net	$36.2	$23.7	$(8.6)
Commodity contracts	Other income/expense, net	(1.1)	0.0	0.0

Summary of Estimated Fair Value of Our Long-Term Obligations and Other Short-Term Borrowings

	June 30,
(in millions)	2011	2010
Long-term obligations and other short-term borrowings	$2,619.4	$2,310.4
Carrying amount	2,502.0	2,129.3

Summary of Fair Value Gain/(Loss) of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Fair Value Gain/(Loss)	Notional Amount	Fair Value Gain/(Loss)
Interest rate swaps	$1,256.0	$32.4	$1,006.0	$23.4
Foreign currency contracts	554.8	(2.1)	618.3	2.8
Commodity contracts	32.4	1.8	24.2	0.0

Fair Value Hedges [Member]
Schedule of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Pay-floating interest rate swaps	$1,256.0	June 2012 – December 2020	$1,006.0	June 2012 – June 2015

Cash Flow Hedges [Member]
Schedule of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$163.0	July 2011 – June 2012	$145.7	July 2010 – June 2011
Commodity contracts	22.4	July 2011 – March 2014	24.2	July 2010 – June 2013

Non-designated [Member]
Schedule of Derivative Instruments

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$391.8	July 2011	$472.6	July 2010
Commodity contracts	10.0	July 2011 – June 2012	0.0	—